Financial risk management - D. Financial risk management (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Target percent debt in local currency	40.00%
Target percent of debt fixed rate	70.00%
Target percent of debt floating rate	30.00%
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	$ 0	$ (56)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	$ 0	$ (56)